Document And Entity Information	12 Months Ended
Dec. 31, 2016
Document Information [Line Items]
Entity Registrant Name	Reven Housing REIT, Inc.
Trading Symbol	RVEN
Entity Central Index Key	0001487782
Entity Filer Category	Smaller Reporting Company
Document Type	S-11
Amendment Flag	false
Document Period End Date	Dec. 31, 2016